Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Components of Debt
Debt consisted of the following at December 31:

(DOLLARS IN THOUSANDS)	Effective Interest Rate	2019	2018
2020 Notes(1)	3.69%	$299,381	$298,499
2021 Euro Notes(1)	0.82%	334,561	337,704
2023 Notes(1)	3.30%	299,004	298,698
2024 Euro Notes(1)	1.88%	558,124	564,034
2026 Euro Notes(1)	1.93%	890,183	899,886
2028 Notes(1)	4.57%	396,688	396,377
2047 Notes(1)	4.44%	493,571	493,151
2048 Notes(1)	5.12%	785,996	785,788
Term Loan(1)	3.65%	239,621	349,163
Amortizing Notes(1)	6.09%	82,079	125,007
Bank overdrafts and other		3,131	4,695
Deferred realized gains on interest rate swaps		57	57
Total debt		$4,382,396	$4,553,059
Less: Short term borrowings(2)		(384,958)	(48,642)
Total Long-term debt		$3,997,438	$4,504,417

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(1)	Amount is net of unamortized discount and debt issuance costs.
(2)

Debt Instrument Redemption	However, no make-whole premium will be paid for redemptions of each note on or after the following date:

Note	Redemption Date
2020 Notes	September 25, 2020
2021 Euro Notes	August 25, 2021
2023 Notes	February 1, 2023
2024 Euro Notes	December 14, 2023
2026 Euro Notes	June 25, 2026
2028 Notes	June 26, 2028
2047 Notes	December 1, 2046
2048 Notes	March 26, 2048

Schedule of Maturities of Long-term Debt
The following table shows the contractual maturities of the Company's long-term debt as of December 31, 2019.

	Payments Due by Period
(DOLLARS IN THOUSANDS)	Total	Less than 1 Year	1-3 Years	3-5 Years	More than 5 Years
2020 Notes	$300,000	$300,000	$—	$—	$—
2021 Euro Notes	336,360	—	336,360	—	—
2023 Notes	300,000	—	—	300,000	—
2024 Euro Notes	560,600	—	—	560,600	—
2026 Euro Notes	896,960	—	—	—	896,960
2028 Notes	400,000	—	—	—	400,000
2047 Notes	500,000	—	—	—	500,000
2048 Notes	800,000	—	—	—	800,000
Term Loan	240,000	35,000	205,000	—	—
Amortizing Notes	83,433	47,001	36,432	—	—
Total	$4,417,353	$382,001	$577,792	$860,600	$2,596,960